CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income	$ 4,603,708	$ 4,945,764	$ 3,483,441
Adjustments to reconcile net income to net cash
Depreciation and amortization	1,219,892	830,328	837,649
Loss on disposition of fixed assets	0	5,053	0
Share-based compensation for services	341,127	0	0
Changes in inventory reserve	(14,106)	(400,957)	443,390
Change in bad debt allowance	(5,356)	43,987	0
Deferred tax expenses (benefit)	(12,747)	53,398	(66,509)
Unrealized foreign exchange gain (loss)	(103,922)	(33,104)	(306,358)
Changes in operating assets and liabilities:
Accounts receivable	(1,462,024)	(743,349)	(588,364)
Inventories	(1,235,858)	(434,413)	438,741
Prepayments and other assets	(805,370)	(93,568)	134,808
Accounts payables	(317,716)	57,359	(803,387)
Accrued expenses and other liabilities	751,752	53,052	(231,878)
Advance from customers	(198,827)	353,134	(52,710)
Taxes payable	753,832	871,307	659,808
Net cash provided by operating activities	3,514,385	5,507,991	3,948,631
Cash flows from investing activities:
Additions to property, plant and equipment	(13,443,710)	(3,620,512)	(1,219,728)
Purchase of intangible assets	(2,079,731)	0	0
Short term investment	(28,737,530)	0	0
Net cash used in investing activities	(44,260,971)	(3,620,512)	(1,219,728)
Cash flows from financing activities:
Cash dividend paid	0	(2,725,883)	0
Net Proceeds from initial public offering	50,200,285	0	0
Changes in restricted cash	0	0	1,957,045
Proceeds from short-term bank loans	4,921,600	5,842,759	6,209,637
Repayment of short-term bank loans	(6,121,240)	(5,872,120)	(8,166,471)
Proceeds from (repayment of) related party loans	(1,387,864)	745,579	(1,642,312)
Net cash provided by (used in) financing activities	47,612,781	(2,009,665)	(1,642,101)
Effect of exchange rate changes on cash	(1,285,556)	242,547	19,805
Net increase in cash	5,580,639	120,361	1,106,607
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	1,504,596	1,384,235	277,628
Cash and Cash Equivalents, at Carrying Value, Ending Balance	7,085,235	1,504,596	1,384,235
Supplemental disclosure information:
Cash paid for income tax	34,393	0	4,285
Cash paid for interest	313,301	357,326	417,233
Supplemental non-cash activity:
Dividend declared and unpaid	$ 0	$ 88,926	$ 0